Impairments (Tables)	6 Months Ended
Jun. 30, 2012
Asset Impairment Charges [Abstract]
Details Of Impairment Of Long Lived Assets Held And Used By Asset [Text Block]
	Six months ended June 30,
	2012	2011
	(unaudited)	(unaudited)
	(in US Dollars, millions)

Continental Africa

Write-off of vehicles and mining equipment at Obuasi	1	1

South Africa

Impairment of abandoned shaft pillar development at TauTona	-	9
Write-off of mining assets at Savuka	-	1

	1	11